Events after the reporting period (Details) - USD ($)	Feb. 24, 2026	Jan. 29, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
Notional amount			$ 1,782,000,000	$ 1,193,000,000
Global Asset Based Loan Facility
Disclosure of non-adjusting events after reporting period [line items]
Notional amount			$ 415,000,000
Dividends Declared [member] | Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared but not yet paid	$ 0.1
Amendment Agreement Global Asset Based Loan Facility [member] | Global Asset Based Loan Facility
Disclosure of non-adjusting events after reporting period [line items]
Notional amount		$ 450,000,000